UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2015

Item 1. Report to Shareholders

Retirement I 2025 Fund - I Class	November 30, 2015

The views and opinions in this report were current as of November 30, 2015. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

U.S. stocks generated strong gains in the two months since the Retirement I Funds’ inception on September 29, 2015, through the end of the reporting period on November 30, 2015. Stocks in international developed and emerging markets trailed U.S. shares but were still solidly positive. U.S. investment-grade debt was roughly flat overall, but high yield debt managed a modest gain in an up-and-down two months. International developed markets debt fell during the period, while emerging markets debt gained.

The Retirement I Funds recorded robust gains since their inception. Each fund performed roughly in line with its respective combined index portfolio. The funds generally outperformed their S&P Target Date Indexes and their Lipper peer group averages. While we are certainly gratified with these positive results, we caution shareholders not to place too much emphasis on short-term performance. Rather, the Retirement I Funds are long-term investments designed to maximize our shareholders’ opportunity for financial success up to and through a retirement period that could last decades.

MARKET ENVIRONMENT

Investor sentiment was positive for much of the period amid encouraging domestic economic data, which also provided greater clarity around the timing and pace of Federal Reserve (Fed) interest rate policy normalization. (In its December meeting after the close of our reporting period, the Fed raised rates to the 0.25% to 0.50% range from the 0.00% to 0.25% range that had prevailed since December 2008.)

According to S&P Dow Jones indexes, the materials, information technology, and energy sectors posted the largest gains among U.S. equities. These were followed by industrials and business services, consumer discretionary, financials, and health care.

Your Retirement I Funds at Work

We welcome our new shareholders to the T. Rowe Price Retirement I Funds. The Retirement I Funds offer a professionally managed, age-appropriate balance of stocks and bonds, with an investment mix that shifts automatically over time to maintain this balance up to and through retirement. Our Retirement I Funds seek the highest total return over time consistent with an emphasis on both capital appreciation and income generation by investing in a broadly diversified portfolio of professionally managed stock and bond mutual funds.

Weighted %
100
80
60
40
20
0
Bonds
Stocks
40+
35
30
25
20
15
10
5
Retirement
(Assumes Age 65)
5
10
15
20
25
30
35
40+
Years to Retirement
Years Past Retirement

Our suite of Retirement I Funds (except for the Retirement Balanced I Fund) features an asset allocation glide path that automatically adjusts each fund's investment mix over time, reducing exposure to stocks and increasing exposure to bonds as the target date approaches and then continuing to adjust the investment mix 30 years into retirement. This glide-path approach seeks asset growth and accumulation prior to retirement, maintaining a moderate allocation geared toward capital appreciation combined with an income-oriented allocation to support a potentially lengthy retirement. To address risks posed by inflation and longer life spans, the strategy utilizes a modestly higher equity allocation than the industry average, typically around 55% at the expected retirement date. Each fund reaches its most conservative planned allocation 30 years after its stated retirement year. At this point, the allocation to stocks remains fixed at 20%, with the remainder in bonds. This approach may be appropriate for investors who are willing to accept the risk of increased market volatility in exchange for the heightened growth potential that stocks provide. For those who prefer a static asset allocation strategy, the Retirement Balanced I Fund maintains a consistent neutral mix of 60% bonds and 40% stocks.

Asset Allocations

The strategic allocations reflected in the Retirement I Funds' glide path are referred to as "neutral" allocations and can be found in the glossary following this letter. Periodically, T. Rowe Price's Asset Allocation Committee, which includes some of the firm's most senior investment professionals, makes modest tactical changes to the neutral allocations based on its assessment of global economic and market conditions, resulting in "target" allocations. The actual allocations may differ from the target allocations due to market conditions, the trading environment, and other factors. Target and actual allocations for each fund appear on pp. 20–32 of this report.

Telecommunication services and consumer staples trailed with lesser gains, while utilities shares declined modestly. According to various Russell indexes, U.S. small-cap stocks performed best, followed by large-caps and mid-caps. Growth stocks outperformed value across all market capitalizations. The U.S. dollar strengthened versus most other currencies against a backdrop of strong U.S. economic growth and the divergence between expectations of less accommodative monetary policy from the Fed and aggressive stimulus measures in Europe, Japan, and elsewhere.

Outside the U.S., stocks in developed European markets also rose for the since-inception reporting period as data continued to indicate that a modest economic recovery was unfolding across the region. The core market of Germany bounced back from automobile-related weakness in previous months as a pickup in domestic demand and manufacturing activity alleviated concerns about the impact of slowing growth in China. Japanese stocks surged upward, driven by unexpectedly robust industrial production figures. Emerging markets stocks trailed U.S. and international developed markets stocks but managed solid gains nevertheless. Markets in Asia and the Far East recorded the biggest gains, followed by Latin America and emerging markets in Europe.

U.S. investment-grade debt was roughly flat for the since-inception period. U.S. Treasury bond yields rose and prices fell as investors favored riskier assets due to expectations for greater monetary policy easing from major non-U.S. central banks. Municipal bonds outperformed taxable bonds amid healthy demand and limited new issuance. High yield bonds outperformed investment-grade issues. Strong inflows, limited new issuance, and an increase in oil prices drove strong returns in high yield debt for October, but the market gave back most of the gains in November due to renewed weakness in energy-related issuers. Non-U.S. dollar-denominated bonds in developed markets declined in dollar terms, while emerging markets debt gained as risk appetite improved.

PORTFOLIO POSITIONING

We have a neutral position in stocks relative to bonds. Despite recent volatility, equity valuations are above historical averages by several measures, with limited support from earnings growth. At the same time, underlying fundamentals remain solid, and improving economic growth should support equities. We expect modest returns from bonds as the current low-yield environment offers a weak foundation, and rising interest rates are likely to weigh on most bond sectors as the Fed continues to normalize its interest rate policy. However, the impact of higher interest rates should be softened by the Fed’s expected gradual approach to rate increases against a backdrop of modest economic growth. Additionally, demand for U.S. bonds should be supported by their yield advantage relative to investment-grade opportunities in other developed markets. International central banks’ monetary policies remain broadly accommodative, helping to moderate downside risks to bonds.

Stock Positioning
We favor international equities versus U.S. equities based on the former’s attractive relative valuations and their potential for stronger earnings growth. Overseas economies and companies should benefit from aggressive central bank stimulus and weaker currencies versus the U.S. dollar. Earnings and profit margins in Europe remain well below pre-financial crisis levels and have more room for improvement than in the U.S., where earnings and margins are at peak levels. We favor emerging markets over developed markets stocks as emerging markets valuations are below long-term historical averages relative to developed markets. Slowing emerging markets economic growth and looming U.S. rate hikes pose near-term risks, but valuations appear to be deeply discounting longer-term growth potential. Continued weakness in global energy and commodity prices is expected to weigh on commodity exporters but is likely to benefit consumer- and service-oriented economies.

In the U.S., we are neutral versus U.S. growth and value stocks. While broad valuation measures continue to favor growth stocks, segments of the growth sector have become increasingly expensive, including companies in the health care and technology sectors. Value stocks have higher exposure to cyclical sectors, particularly financials and energy, which tend to be more reliant upon stronger economic growth and commodity demand. We are overweight U.S. large-cap stocks versus small-cap stocks, but we note that the valuation premium of small-caps is less pronounced after recent underperformance.

Outside the U.S., we favor value stocks over growth stocks due to moderately more attractive valuations and greater room for companies to increase earnings and margins. However, we have tempered our view in light of slowing global economic growth. Value-oriented sectors—European financials, for instance—tend to be more cyclical and exhibit better performance in environments characterized by stronger growth than we are currently seeing. While monetary stimulus in Europe and Japan is supportive, a slowdown in global trade could weigh on export-oriented sectors that have led the recovery to this point. We are modestly overweight international small-cap stocks versus large-cap stocks based on their reasonable valuations and potential to benefit from improving domestic economies.

We are overweight global equities relative to real assets equities. Prices for global energy and commodities have fallen considerably as improved extraction technologies and increased production have raised supplies while slower global economic growth has dampened demand. Energy producers have sought to curtail capacity by reducing rig counts in response to falling prices, but evidence suggests that gains in productivity are helping offset declining supply as some companies are now able to profit at lower energy prices. Fundamentals are more attractive for real estate stocks in light of the supportive economic environment, limited new supply, and lower energy prices. Although real estate stocks remain sensitive to rising interest rates, expectations of a slow pace for the Fed’s interest rate policy normalization mitigates the risk.

Bond Positioning
High yield bonds feature better yields than investment-grade debt, as well as a lower duration profile and less sensitivity to rising interest rates. However, we are underweight to high yield bonds versus investment-grade debt given the advanced stage of the credit cycle against a backdrop of uncertainties surrounding global growth and Fed policy, which has been compounded by rising political risks in Washington. Weakness in energy- and commodity-related issuers has recently extended beyond these sectors due to the response to credit events amplified by poor liquidity conditions. Further pressure on high yield spreads is likely as default rates are expected to rise, albeit from historically low levels and with a concentration in commodity-related sectors.

We are neutral between emerging markets debt versus U.S. investment-grade debt. Muted global economic growth, a strong U.S. dollar, and Fed interest rate policy normalization remain near-term risks to emerging markets debt. Considerable disparity exists in the strength of various developing economies, with the potential for declining commodity prices to further the divide.

We are neutral between U.S. investment-grade debt and non-U.S. dollar-denominated debt. Aggressive monetary stimulus by the European Central Bank (ECB) and the Bank of Japan to stimulate growth and inflation should provide support for the U.S. dollar versus the euro and the yen. However, the Fed’s “low and slow” approach to interest rate policy normalization may limit the dollar’s upside potential.

PERFORMANCE COMPARISON

The Performance Comparison tables show the returns for each fund versus its combined index portfolio, which is composed of several indexes representing the underlying asset classes in which the funds invest. The tables also show the average returns for each fund’s respective Lipper target date category and, where available, each fund’s S&P Target Date Index, providing a tool to measure the performance of our funds against those with similar objectives.

OUTLOOK

We expect global economic growth to be mixed, with gradual improvements in developed markets and weaker growth in major emerging markets. In the U.S., recent estimates suggest the economy grew at a 2.1% annualized pace in the third quarter. Weak inventory building weighed on growth and may continue to be a drag in the current quarter, but consumer spending remained resilient. Inflation remains below the Fed’s 2% target, but factors that supported low inflation have moderated amid the slower pace of U.S. dollar appreciation and rising rents due to a tight housing market. In addition, evidence suggests that wages are beginning to inflect higher from trough levels as the labor market has improved. On the corporate front, healthy balance sheets and cash flows outside of energy-related segments grant companies a measure of flexibility to increase capital spending, engage in mergers and acquisitions, and return capital to shareholders through dividend increases and share repurchases.

We continue to be encouraged by generally positive economic data out of Europe. Manufacturing activity is expanding, and while not strong, gross domestic product growth has improved. A weak euro, cheap oil, reduced fiscal drag, and assurances by the ECB that it will take the steps necessary to stimulate growth are also supportive. Remaining risks include lingering structural issues, elevated unemployment, high debt, and political uncertainty in several countries. After emerging from a tax-induced recession in the fourth quarter of 2014, Japan’s economy stalled again in the second quarter of 2015, raising concerns that even more aggressive monetary and fiscal stimulus may be forthcoming. Japanese consumer spending and wage growth remain muted.

Fiscal and monetary conditions continue to diverge among emerging markets. Slowing growth in China has hurt global trade, weighed on commodity prices, and punished commodity-producing economies like Brazil. On the other hand, developing countries that have made progress on reforms, such as India and Mexico, are showing signs of improvement. While there is significant divergence across developing countries in terms of economic growth, inflation, and fiscal health, many consumer-oriented economies should benefit from low commodity prices. Additionally, weaker local currencies should support export-focused companies in many emerging markets. The People’s Bank of China reduced its reserve requirements and lowered interest rates for the sixth time since last November in an effort to stimulate growth as evidence mounts that the economy is growing less than policymakers’ targets. Near-term risks include a worse-than-expected slowdown in China or a crisis in its financial system, a sharper-than-expected rise in U.S. interest rates as the Fed normalizes its monetary policy, and geopolitical turmoil.

Important Information About Underlying Investments
A commitment to safeguarding the financial interests of our clients is a top priority at T. Rowe Price. As part of this commitment, we regularly evaluate assets under management and cash flows in all of our investment strategies to ensure that capacity considerations do not have a negative impact on performance. After a careful assessment of expected investor demand and projected capacity in the funds’ underlying investment strategies, we have determined that our actively managed U.S. small- and mid-cap stock portfolios could be capacity constrained in the future. While only a small portion of our broadly diversified portfolios are invested in the small- and mid-cap space, the capacity constraints in these two investment sectors suggest that planning now to supplement active with passive vehicles is a prudent measure to protect our clients. As a result, we believe that there could be a point in the future at which we may gradually start to invest in passive investment vehicles for a portion of our U.S. small- and mid-cap allocations. Please see the sticker following this letter for more information.

In summation, markets are likely to be somewhat choppy in the coming months against a backdrop of divergent monetary policies and modest global economic growth. Currency volatility and persistent geopolitical concerns, particularly in the Middle East and Eastern Europe, pose additional risks. However, we believe that a highly diversified portfolio and a careful focus on fundamental research can improve our ability to identify compelling investment opportunities on behalf of our shareholders.

Respectfully submitted,

Jerome A. Clark
Co-portfolio manager and member of the funds’ Investment Advisory Committee

Wyatt A. Lee
Co-portfolio manager and member of the funds’ Investment Advisory Committee

December 17, 2015

T. Rowe Price Retirement I 2005 Fund—I Class
T. Rowe Price Retirement I 2010 Fund—I Class
T. Rowe Price Retirement I 2015 Fund—I Class
T. Rowe Price Retirement I 2020 Fund—I Class
T. Rowe Price Retirement I 2025 Fund—I Class
T. Rowe Price Retirement I 2030 Fund—I Class
T. Rowe Price Retirement I 2035 Fund—I Class
T. Rowe Price Retirement I 2040 Fund—I Class
T. Rowe Price Retirement I 2045 Fund—I Class
T. Rowe Price Retirement I 2050 Fund—I Class
T. Rowe Price Retirement I 2055 Fund—I Class
T. Rowe Price Retirement I 2060 Fund—I Class
T. Rowe Price Retirement Balanced I Fund—I Class

Supplement to Prospectus Dated September 29, 2015

Effective February 1, 2016, the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund will be added to the list of stock funds in which each T. Rowe Price Retirement I Fund (Fund) can invest. The T. Rowe Price Mid-Cap Index Fund will be added as a Domestic Mid-Cap Stock fund and the T. Rowe Price Small-Cap Index Fund will be added as a Domestic Small-Cap Stock fund. As set forth in the neutral allocation table in each Fund's summary in Section 1, a percentage of each Fund's portfolio is allocated to particular sectors. The addition of these two funds as underlying funds will not change each Fund's total allocation to either the Domestic Mid-Cap Stocks sector or the Domestic Small-Cap Stocks sector but each Fund's neutral allocation to these particular sectors can be achieved through investments in any of the underlying funds currently listed in the table and/or the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund, respectively.

In each Fund's summary in Section 1, under "Principal Investment Strategies," the table that sets forth the Fund's neutral allocations is hereby revised accordingly.

In Section 3, the following two rows are hereby added to the table entitled "Description of Underlying Funds" under "Stock Funds":

Description of Underlying Funds

Stock Funds	Objective/Program
Mid-Cap Index	Seeks to match the investment return of mid-capitalization U.S. stocks by tracking the performance of the Russell Select Midcap Index. Invests in the stocks in the index using a full replication strategy.
Small-Cap Index	Seeks to match the investment return of small-capitalization U.S. stocks by tracking the performance of the Russell 2000® Index. Invests in the stocks in the index using a full replication strategy.

The date of this supplement is January 15, 2016.

R516-041 1/15/16

RISKS OF INVESTING

The Retirement I Funds’ investment in many underlying funds means that they will be exposed to the risks of different areas of the market. As with all stock and bond mutual funds, each fund’s share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets. Investors should note that the higher a fund’s allocation to stocks, the greater the risk.

Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. High yield corporate bonds could have greater price declines than funds that invest primarily in high-quality bonds. Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments.

Funds that invest overseas may carry more risk than funds that invest strictly in U.S. assets. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

Barclays U.S. Aggregate Bond Index: An unmanaged index that tracks domestic investment-grade bonds, including corporate, government, and mortgage-backed securities.

Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index: An unmanaged index composed of U.S. Treasury inflation protected securities with maturities between one year and five years.

Combined index portfolios: Unmanaged blended index portfolios created as custom benchmarks for each of the Retirement I Funds. As of November 30, 2015, the combined index portfolios were composed of the following indexes:

●

Retirement Balanced I Fund–I Class: 28.00% Russell 3000 Index, 30.00% Barclays U.S. Aggregate Bond Index, 30.00% Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 12.00% MSCI All Country World Index ex USA.

●

Retirement I 2005 Fund–I Class: 27.65% Russell 3000 Index, 43.00% Barclays U.S. Aggregate Bond Index, 17.50% Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 11.85% MSCI All Country World Index ex USA.

●

Retirement I 2010 Fund–I Class: 31.85% Russell 3000 Index, 39.50% Barclays U.S. Aggregate Bond Index, 15.00% Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 13.65% MSCI All Country World Index ex USA.

●

Retirement I 2015 Fund–I Class: 38.15% Russell 3000 Index, 35.00% Barclays U.S. Aggregate Bond Index, 10.50% Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 16.35% MSCI All Country World Index ex USA.

●

Retirement I 2020 Fund–I Class: 44.80% Russell 3000 Index, 30.00% Barclays U.S. Aggregate Bond Index, 6.00% Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 19.20% MSCI All Country World Index ex USA.

●

Retirement I 2025 Fund–I Class: 50.40% Russell 3000 Index, 25.00% Barclays U.S. Aggregate Bond Index, 3.00% Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index and 21.60% MSCI All Country World Index ex USA.

●

Retirement I 2030 Fund–I Class: 54.95% Russell 3000 Index, 20.50% Barclays U.S. Aggregate Bond Index, 1.00% Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 23.55% MSCI All Country World Index ex USA.

●	Retirement I 2035 Fund–I Class: 59.15% Russell 3000 Index, 15.50% Barclays U.S. Aggregate Bond Index, and 25.35% MSCI All Country World Index ex USA.
●	Retirement I 2040 Fund–I Class: 62.65% Russell 3000 Index, 10.50% Barclays U.S. Aggregate Bond Index, and 26.85% MSCI All Country World Index ex USA.
●	Retirement I 2045, 2050, 2055, and 2060 Funds–I Class: 63.00% Russell 3000 Index, 10.00% Barclays U.S. Aggregate Bond Index, and 27.00% MSCI All Country World Index ex USA.

Credit Suisse High Yield Index: An unmanaged index designed to track the U.S. dollar-denominated high yield bond market.

Gross domestic product: The total market value of all goods and services produced in a country in a given year.

Lipper averages: The averages of available mutual fund performance returns for specified time periods in categories defined by Lipper Inc.

MSCI All Country World Index ex USA: An unmanaged index that measures equity market performance of developed and emerging countries, excluding the United States.

MSCI Emerging Markets Index: A capitalization-weighted index of stocks from 26 emerging market countries that only includes securities that may be traded by foreign investors.

Neutral allocations: The asset allocations reflected in the Retirement I Funds’ glide path are referred to as “neutral” allocations. As of November 30, 2015, the funds’ neutral allocations were as follows:

●	Retirement Balanced I Fund–I Class: 40% stocks and 60% bonds and cash.
●	Retirement I 2005 Fund–I Class: 39.5% stocks and 60.5% bonds and cash.
●	Retirement I 2010 Fund–I Class: 45.5% stocks and 54.5% bonds and cash.
●	Retirement I 2015 Fund–I Class: 54.5% stocks and 45.5% bonds and cash.
●	Retirement I 2020 Fund–I Class: 64.0% stocks and 36.0% bonds and cash.
●	Retirement I 2025 Fund–I Class: 72.0% stocks and 28.0% bonds and cash.
●	Retirement I 2030 Fund–I Class: 78.5% stocks and 21.5% bonds and cash.
●	Retirement I 2035 Fund–I Class: 84.5% stocks and 15.5% bonds and cash.
●	Retirement I 2040 Fund–I Class: 89.5% stocks and 10.5% bonds and cash.
●

Retirement I 2045, 2050, 2055, and 2060 Funds–I Class: 90.0% stocks and 10.0% bonds and cash. These funds follow similar investment paths for several years before their asset allocations begin to diverge.

Russell 1000 Index: An index that tracks the performance of the 1,000 largest companies in the Russell 3000 Index.

Russell 2000 Index: An unmanaged index that tracks the stocks of 2,000 small U.S. companies.

Russell 3000 Index: An index that tracks the performance of the 3,000 largest U.S. companies, representing approximately 98% of the investable U.S. equity market.

S&P Target Date Indexes: A series of unmanaged indexes composed of different allocations to stocks, bonds, and short-term investments that reflect reductions in potential risk over time.

S&P 500 Index: An unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies.

Note: Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Note: MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Performance and Expenses

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Portfolio of Investments (1)

(Cost and value in $000s)

	Percent of Net Assets	Shares	$ Value
EQUITY MUTUAL FUNDS 73.3%			
T. Rowe Price Equity Index 500 Fund	15.2%	1,439	81
T. Rowe Price Growth Stock Fund (2)	12.2	1,121	65
T. Rowe Price Value Fund	11.5	1,784	61
T. Rowe Price International Growth & Income Fund	6.9	2,693	37
T. Rowe Price Overseas Stock Fund	6.7	3,848	36
T. Rowe Price International Stock Fund	5.9	2,001	31
T. Rowe Price Emerging Markets Stock Fund	3.9	702	21
T. Rowe Price Real Assets Fund	2.8	1,578	15
T. Rowe Price Mid-Cap Value Fund	2.6	482	14
T. Rowe Price Mid-Cap Growth Fund (2)	2.4	155	13
T. Rowe Price Small-Cap Stock Fund	1.2	141	6
T. Rowe Price Small-Cap Value Fund	1.1	133	6
T. Rowe Price New Horizons Fund (2)	0.9	106	5
Total Equity Mutual Funds (Cost $358)			391
BOND MUTUAL FUNDS 28.6%			
T. Rowe Price New Income Fund	17.6	9,966	94
T. Rowe Price Limited Duration Inflation Focused Bond Fund	3.6	3,760	19
T. Rowe Price High Yield Fund	2.6	2,173	14
T. Rowe Price International Bond Fund	2.4	1,614	13
T. Rowe Price Emerging Markets Bond Fund	2.4	1,112	13
Total Bond Mutual Funds (Cost $153)			153
Total Investments in Securities 101.9% of Net Assets (Cost $ 511)			$ 544

(1) Affiliated Company

(2) Non-income producing

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Notes to Financial Statements

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Retirement I 2025 Fund – I Class (the fund) is an open-end management investment company and is one of the portfolios established by the corporation. The fund invests in a portfolio of other T. Rowe Price stock and bond funds (underlying Price funds) that represent various asset classes and sectors. The fund’s allocation among underlying Price funds will change and its asset mix will become more conservative over time. The fund is nondiversified for purposes of the 1940 Act, due to its limited number of investments; however, its investments in underlying Price funds are selected to provide exposure to a diversified portfolio of securities. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund commenced operations on September 29, 2015. The fund’s shares generally are available only to investors meeting a $1,000,000 minimum investment or certain other criteria.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying Price funds.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Income and capital gain distributions from the underlying Price funds are recorded on the ex-dividend date. Dividends received from underlying Price fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Purchases and sales of the underlying Price funds are accounted for on the trade date. Gains and losses realized on sales of the underlying Price funds are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid annually. Capital gain distributions, if any, generally are declared and paid by the fund annually.

NOTE 2 - VALUATION

The fund’s financial instruments are valued, and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price funds are valued at their closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On November 30, 2015, all of the investments in underlying Price funds were classified as Level 1, based on the inputs used to determine their fair values.

NOTE 3 - INVESTMENTS IN UNDERLYING PRICE FUNDS

Purchases and sales of the underlying Price funds during the period ended November 30, 2015, aggregated $526,000 and $16,000, respectively.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

At November 30, 2015, the cost of investments for federal income tax purposes was $511,000. Net unrealized gain aggregated $33,000 at period-end, of which $34,000 related to appreciated investments and $1,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price funds. Certain officers and directors of the fund are also officers and directors of Price Associates and its subsidiaries and the underlying Price funds.

The fund pays no management fees; however, Price Associates receives management fees from the underlying Price funds. The fund is subject to an operating expense limitation pursuant to which Price Associates is contractually required to pay all operating expenses of the fund, excluding interest, borrowing-related expenses, taxes, brokerage commissions, and extraordinary expenses, to the extent such operating expenses, on an annualized basis, exceed 0.05% of average net assets. This agreement will continue until September 30, 2017, and may be renewed, revised or revoked only with approval of the fund’s Board. The fund is required to repay Price Associates for expenses previously paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s operating expenses to exceed the operating expense limit. However, no repayment will be made more than three years after the date of a payment or waiver. Pursuant to this agreement, $39,000 of expenses were waived/paid by Price Associates during the period ended November 30, 2015 and remain subject to repayment by the fund. Additionally, the fund will reimburse $53,000 of prepaid initial registration fees paid on its behalf by Price Associates.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the period ended November 30, 2015, expenses incurred pursuant to these service agreements were $9,000 for Price Associates and less than $1,000 for T. Rowe Price Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At November 30, 2015, the fund held less than 25% of the outstanding shares of any underlying Price fund.

As of November 30, 2015, T. Rowe Price Group, Inc., or its wholly owned subsidiaries owned 50,000 shares of the fund, representing 100% of the fund’s net assets.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Social Responsibility” at the top of our corporate homepage. Next, click on the words “Conducting Business Responsibly” on the left side of the page that appears. Finally, click on the words “Proxy Voting Policies” on the left side of the page that appears.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the above directions to reach the “Conducting Business Responsibly” page. Click on the words “Proxy Voting Records” on the left side of that page, and then click on the “View Proxy Voting Records” link at the bottom of the page that appears.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date January 19, 2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date January 19, 2016

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date January 19, 2016